Annual Fund Operating Expenses - DWS RREEF Global Real Estate Securities Fund	May 01, 2021
Class A
Operating Expenses:
Management fee	0.70%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.44%
Total annual fund operating expenses	1.39%
Fee waiver/expense reimbursement	0.19%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.20%
Class T
Operating Expenses:
Management fee	0.70%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.36%
Total annual fund operating expenses	1.31%
Fee waiver/expense reimbursement	0.11%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.20%
Class C
Operating Expenses:
Management fee	0.70%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.40%
Total annual fund operating expenses	2.10%
Fee waiver/expense reimbursement	0.15%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.95%
Class R6
Operating Expenses:
Management fee	0.70%
Distribution/service (12b-1) fees	none
Other expenses	0.26%
Total annual fund operating expenses	0.96%
Fee waiver/expense reimbursement	0.01%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.95%
INST Class
Operating Expenses:
Management fee	0.70%
Distribution/service (12b-1) fees	none
Other expenses	0.35%
Total annual fund operating expenses	1.05%
Fee waiver/expense reimbursement	0.10%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.95%
Class S
Operating Expenses:
Management fee	0.70%
Distribution/service (12b-1) fees	none
Other expenses	0.47%
Total annual fund operating expenses	1.17%
Fee waiver/expense reimbursement	0.12%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.05%